UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
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           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III       New York, New York     November 15, 2010
-----------------------------      -------------------    ------------------
      [Signature]                     [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          34
                                               -------------

Form 13F Information Table Value Total:         $235,213
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             13F File Number                 Name

NONE


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                                                        FORM 13F INFORMATION TABLE

             COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED   NONE
AGL RES INC                   COM               001204106     3,242     84,516 SH       SOLE                   84,516
ALLETE INC                    COM               018522300     2,189     60,076 SH       SOLE                   60,076
ALUMINUM CORP CHINA LTD       SPON ADR H SHS    022276109       229      9,600 SH       SOLE                    9,600
AMERICAN RAILCAR INDS INC     COM               02916P103       437     27,842 SH       SOLE                   27,842
AMERICAN WTR WKS CO INC NEW   COM               030420103     6,536    280,891 SH       SOLE                  280,891
AMERON INTL INC               COM               030710107     1,060     15,591 SH       SOLE                   15,591
BUCYRUS INTL INC NEW          COM               118759109     2,944     42,453 SH       SOLE                   42,453
CENTERPOINT ENERGY INC        COM               15189T107    20,688  1,316,015 SH       SOLE                1,316,015
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH   167250109     1,709     69,899 SH       SOLE                   69,899
CLOUD PEAK ENERGY INC         COM               18911Q102     1,309     71,699 SH       SOLE                   71,699
CONSTELLATION ENERGY GROUP I  COM               210371100    15,162    470,289 SH       SOLE                  470,289
DOMINION RES INC VA NEW       COM               25746U109    15,518    355,433 SH       SOLE                  355,433
DPL INC                       COM               233293109     2,169     83,000 SH       SOLE                   83,000
FLOWSERVE CORP                COM               34354P105     2,943     26,900 SH       SOLE                   26,900
FREEPORT-MCMORAN COPPER & GO  COM               35671D857     2,117     24,794 SH       SOLE                   24,794
FREIGHTCAR AMER INC           COM               357023100     3,677    149,461 SH       SOLE                  149,461
HAWAIIAN ELEC INDUSTRIES      COM               419870100     6,526    289,536 SH       SOLE                  289,536
IDACORP INC                   COM               451107106     5,528    153,884 SH       SOLE                  153,884
ITC HLDGS CORP                COM               465685105     2,095     33,656 SH       SOLE                   33,656
KANSAS CITY SOUTHERN          COM NEW           485170302       752     20,091 SH       SOLE                   20,091
LACLEDE GROUP INC             COM               505597104     2,167     62,965 SH       SOLE                   62,965
MYR GROUP INC DEL             COM               55405W104     2,240    136,699 SH       SOLE                  136,699
NATIONAL FUEL GAS CO N J      COM               636180101    21,775    420,285 SH       SOLE                  420,285
NORTHWEST NAT GAS CO          COM               667655104     4,379     92,280 SH       SOLE                   92,280
OGE ENERGY CORP               COM               670837103    13,478    338,056 SH       SOLE                  338,056
ONEOK INC NEW                 COM               682680103    21,308    473,097 SH       SOLE                  473,097
PPL CORP                      COM               69351T106    30,571  1,122,708 SH       SOLE                1,122,708
PUBLIC SVC ENTERPRISE GROUP   COM               744573106     7,774    253,014 SH       SOLE                  253,014
SEMPRA ENERGY                 COM               816851109     7,961    147,968 SH       SOLE                  147,968
SOUTHERN UN CO NEW            COM               844030106     2,544    105,744 SH       SOLE                  105,744
SPECTRA ENERGY CORP           COM               847560109     4,059    180,000 SH       SOLE                  180,000
UGI CORP NEW                  COM               902681105    10,275    359,134 SH       SOLE                  359,134
UIL HLDG COPR                 COM               902748102     3,489    123,900 SH       SOLE                  123,900
UNION PAC CORP                COM               907818108     6,364     77,800 SH       SOLE                   77,800

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